Series | Fidelity Series Blue Chip Growth Fund
Fund Summary Fund/Class: Fidelity® Series Blue Chip Growth Fund /Fidelity Series Blue Chip Growth Fund
Investment Objective
The fund seeks growth of capital over the long term.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Series Fidelity Series Blue Chip Growth Fund Class: Fidelity Series Blue Chip Growth Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses	Series Fidelity Series Blue Chip Growth Fund Class: Fidelity Series Blue Chip Growth Fund
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.74%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Series Fidelity Series Blue Chip Growth Fund Class: Fidelity Series Blue Chip Growth Fund
1 year	76
3 years	237
5 years	411
10 years	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from November 7, 2013 to July 31, 2014, the fund's portfolio turnover rate was 67% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial Average℠ (DJIA℠), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.